GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about goodwill [abstract]
Disclosure of reconciliation of changes in goodwill [text block]

	December 31, 2021(1)		December 31, 2020(1)
Balance at the beginning of the year	Ps.	7,713,817	Ps.	7,348,587
Business combination (2)		—		134,515
Impairment charge (3)		(109,334)		(5,065)
Effect of movements in exchange rates (4)		882,077		235,780
Balance at the end of the year	Ps.	8,486,560	Ps.	7,713,817

(1)	See note 1.1. “Other events COVID-19” impact (Impairment of assets).
(2)	For 2020, includes recognition of the business combination on Multi Financial Group, Inc., (see note 35).
(3)	See note 17.1. Goodwill impairment.
(4)	The foreign exchange adjustment is attributable to BAC Holding international Corp and Multifinancial Group Inc.

Disclosure of information for cash-generating units [text block]

Goodwill carrying amount
	December 31,		December 31,
CGU	2021		2020
BAC Holding International Corp. (1)(2)(3)(5)	Ps.	6,256,287	Ps.	5,519,230
Sociedad Administradora de Pensiones y Cesantías Porvenir S.A.		538,231		538,231
Banco de Bogotá S.A. over Megabanco (4)		465,905		465,905
Banco Popular S.A.		358,401		358,401
Banco de Bogotá S.A.		301,222		301,222
Promigas S.A. and Subsidiaries		169,687		169,687
Banco de Bogotá S.A. over Multi Financial Group Inc. (5)		145,020		—
Banco de Occidente S.A.		127,571		127,571
Concesionaria Panamericana S.A.S. (6)		93,272		101,809
Banco de Occidente S.A. over Banco Unión (4)		22,724		22,724
Hoteles Estelar S.A.		6,661		6,661
Concesionaria Covipacífico S.A.S. (7)		1,579		102,376
	Ps.	8,486,560	Ps.	7,713,817

(1)	The main variation presented corresponds to the foreign exchange adjustment attributable to BAC Holding International Corp.
(2)	In 2020, includes recognition of the business combination on Multi Financial Group, Inc., (see note 35).
(3)	Formerly Leasing Bogotá S.A. Panama (See note 1).
(4)	Goodwill recognized as a result of mergers between Banco de Bogotá and Megabanco, Banco de Occidente and Banco Unión.
(5)	In 2021 there was a business reorganization in Banco de Bogotá, due to this, the CGU of Multi Financial Group Inc. became an independent CGU of BAC Holding International Corp. (See note 1).
(6)	Includes recognition of impairment Ps. 8,537.
(7)	Includes recognition of impairment Ps. 100,797 (See note 17.1).

Disclosure of detailed information about averages of primary premises used in reports on impairment of cash Generating units with allocated goodwill [Text Block]

The following table shows the averages of the main assumptions used in the reports on impairment analysis of the cash-generating units with allocated goodwill, based on the impairment assessments carried out on the indicated dates. Although the valuation exercise includes a 10-years projection, the following tables only show the first 5 years as, following the first year of projection, rates are generally stable with no significant variations.

December 31, 2021
	2022	2023	2024	2025	2026
Lending rate on the loan portfolio and investments	9.1%	9.1%	9.1%	9.1%	9.1%
Borrowing rate	2.2%	2.2%	2.2%	2.2%	2.2%
Growth in income from commissions	1.6%	6.6%	5.8%	5.4%	5.3%
Growth in expenses	6.2%	5.1%	5.1%	4.7%	3.3%
Discount rate after taxes	11.8%
Growth rate after ten years	3.0%

December 31, 2020
	2021	2022	2023	2024	2025
Lending rate on the loan portfolio and investments	10.1%	10.1%	10.1%	10.1%	10.2%
Borrowing rate	2.8%	2.8%	2.8%	2.9%	2.9%
Growth in income from commissions	3.8%	8.4%	7.6%	6.3%	6.7%
Growth in expenses	3.5%	4.8%	5.6%	4.7%	4.7%
Discount rate after taxes	12.3%
Growth rate after ten years	3.0%

Disclosure of detailed information about main premises used in impairment test reports taken as basis for impairment testing [Text Block]

The following are the main assumptions used in the impairment test reports taken as the basis for impairment testing on the dates listed, even though the valuation exercise includes a 20-years projection, the following tables only shows the first 5 years as rates, following the first year of projection, are generally stable with no significant variations.

December 31, 2021
	2022	2023	2024	2025	2026
Interest rate on investments	6.1%	4.7%	4.4%	4.6%	4.6%
Borrowing rate	6.3%	6.3%	6.3%	6.3%	6.3%
Growth in income from commissions	(7.8)%	7.0%	4.5%	6.0%	5.6%
Growth in expenses	(14.5)%	(0.1)%	1.5%	4.7%	4.5%
Inflation	3.5%	3.8%	3.4%	3.6%	3.6%
Discount interest rate after taxes	12.5%	12.6%	12.6%	12.6%	12.6%
Growth rate after twenty years	3.5%

December 31, 2020
	2021	2022	2023	2024	2025
Interest rate on investments	4.9%	4.3%	4.6%	4.3%	4.3%
Borrowing rate	6.3%	6.3%	6.3%	6.3%	6.3%
Growth in income from commissions	(8.9)%	8.4%	7.1%	7.1%	6.4%
Growth in expenses	(1.7)%	4.2%	(0.8)%	2.5%	5.3%
Inflation	2.9%	4.4%	3.8%	3.1%	3.1%
Discount interest rate after taxes	13.6%	13.4%	13.4%	13.4%	13.4%
Growth rate after twenty years	3.4%

Disclosure of detailed information about main premises used in latest impairment tests of cash Generating units with allocated goodwill [Text Block]

The following table shows the main assumptions used in the latest impairment tests of the groups of cash-generating units with allocated goodwill.

December 31, 2021
	2022	2023	2024	2025	2026
Lending rate on the loan portfolio and investments	7.8%	8.4%	8.6%	8.7%	8.7%
Borrowing rate	2.4%	3.1%	3.5%	3.5%	3.5%
Growth in income from commissions	10.2%	7.5%	9.1%	9.8%	10.7%
Growth in expenses	5.2%	9.0%	7.1%	7.1%	6.6%
Inflation	3.5%	3.8%	3.4%	3.6%	3.6%
Discount rate after taxes	12.5%	13.2%	13.2%	13.2%	13.2%
Growth rate after five years	3.6%

December 31, 2020
	2021	2022	2023	2024	2025
Lending rate on the loan portfolio and investments	6.7%	8.0%	9.0%	9.5%	9.6%
Borrowing rate	1.8%	2.6%	3.4%	3.9%	3.9%
Growth in income from commissions	15.7%	44.0%	8.8%	8.5%	8.6%
Growth in expenses	3.6%	12.6%	10.5%	7.7%	5.5%
Inflation	2.9%	4.4%	3.8%	3.1%	3.1%
Discount rate after taxes	13.0%	12.8%	12.8%	12.8%	12.8%
Growth rate after five years	3.3%